Accumulated other comprehensive (loss)/income	6 Months Ended
Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive (loss)/income	Accumulated other comprehensive (loss)/income
Accumulated other comprehensive (loss)/income for the period from January 1, 2019 to June 30, 2019 were as follows:

(In $ millions)	Actuarial gain relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2019	1	(5)	(3)	(7)
Other comprehensive (loss)/income	—	(4)	5	1
As at March 31, 2019	1	(9)	2	(6)
Other comprehensive (loss)/income	—	(5)	1	(4)
As at June 30, 2019	1	(14)	3	(10)

Accumulated other comprehensive (loss)/income for the period from January 1, 2020 to June 30, 2020 were as follows:

(In $ millions)	Actuarial loss relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2020	—	(13)	—	(13)
Other comprehensive loss	—	(16)	—	(16)
As at March 31, 2020	—	(29)	—	(29)
Other comprehensive (loss)/income	(7)	(1)	2	(6)
As at June 30, 2020	(7)	(30)	2	(35)
Income taxes associated with each component of other comprehensive income were $2 million for the six months ended June 30, 2020 (June 30, 2019: nil).